                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5822
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                            MFS CHARTER INCOME TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                  Date of reporting period: February 28, 2007
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) CHARTER INCOME TRUST

2/28/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Charter Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2007

ISSUER                                                                                             SHARES/PAR           VALUE ($)
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
BONDS - 97.4%
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AEROSPACE - 0.3%
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Bombardier, Inc., 8%, 2014 (n)                                                                   $    987,000        $  1,031,415
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DRS Technologies, Inc., 7.625%, 2018                                                                  440,000             453,200
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                                                                                                                     $  1,484,615
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AGENCY - OTHER - 1.0%
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Financing Corp., 10.35%, 2018                                                                    $  3,600,000        $  5,263,780
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AIRLINES - 0.2%
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Continental Airlines, Inc., 7.566%, 2020                                                         $  1,011,390        $  1,026,561
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ASSET BACKED & SECURITIZED - 7.8%
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Asset Securitization Corp., FRN, 8.1469%, 2029                                                   $  2,000,000        $  2,170,830
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Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                                                404,000             403,953
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Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)                               1,160,000           1,159,996
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Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                                1,120,248           1,112,895
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Citigroup Commercial Mortgage Trust, 5.462%, 2049                                                   1,588,110           1,601,996
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Countrywide Asset-Backed Certificates, FRN, 5.147%, 2035                                            2,000,000           1,989,710
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Credit Suisse Mortgage Capital Certificate, 5.343%, 2039                                            1,391,000           1,390,722
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Credit Suisse Mortgage Securities Corp., 6.75%, 2030 (n)                                            2,000,000           2,155,416
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Crest Ltd., 7%, 2040 (n)                                                                            2,000,000           1,968,000
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DLJ Commercial Mortgage Corp., 6.04%, 2031                                                          2,000,000           2,040,604
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First Union-Lehman Brothers Bank of America, FRN, 0.5337%, 2035 (i)                                61,707,715             947,578
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First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)                                   850,000             923,658
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First Union-Lehman Brothers Commercial Mortgage Trust, FRN, 7.5%, 2029                              3,000,000           3,326,883
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JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047                                     940,000             938,876
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JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                              4,000,000           3,944,084
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Morgan Stanley Capital I, Inc., 5.168%, 2042                                                        1,532,020           1,523,368
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Mortgage Capital Funding, Inc., FRN, 0.6632%, 2031 (i)                                             13,673,318              83,120
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New Century Home Equity Loan Trust, FRN, 4.532%, 2035                                               2,500,000           2,468,536
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Residential Asset Mortgage Products, Inc., 3.878%, 2035                                               324,490             323,173
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Spirit Master Funding LLC, 5.05%, 2023 (z)                                                          1,861,585           1,774,463
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Structured Asset Securities Corp., FRN, 4.67%, 2035                                                 2,447,493           2,424,018
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TIAA Real Estate CDO Ltd., 7.17%, 2032 (n)                                                          1,383,288           1,386,356
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Wachovia Bank Commercial Mortgage Trust, 5.339%, 2048                                               1,571,000           1,570,570
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Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                          2,000,000           1,949,070
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Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                          2,000,000           1,975,051
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                                                                                                                     $ 41,552,926
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AUTOMOTIVE - 0.6%
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DaimlerChrysler N.A. Holdings Corp., 8.5%, 2031                                                  $    400,000        $    499,716
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Ford Motor Credit Co., 5.8%, 2009                                                                   1,100,000           1,080,466
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Ford Motor Credit Co., 9.75%, 2010 (n)                                                                145,000             155,359
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Ford Motor Credit Co., 7%, 2013                                                                       638,000             612,029
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Ford Motor Credit Co., 8%, 2016                                                                       310,000             306,023
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Ford Motor Credit Co., FRN, 8.11%, 2012                                                               190,000             191,025
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General Motors Corp., 8.375%, 2033                                                                    301,000             279,178
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                                                                                                                     $  3,123,796
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BROADCASTING - 1.7%
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Allbritton Communications Co., 7.75%, 2012                                                       $    535,000        $    548,375
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CBS Corp., 6.625%, 2011                                                                             1,036,000           1,083,751
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Clear Channel Communications, Inc., 5.5%, 2014                                                        395,000             350,128
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EchoStar DBS Corp., 6.375%, 2011                                                                      525,000             527,625
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Grupo Televisa S.A., 8.5%, 2032                                                                       962,000           1,213,640
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Intelsat Ltd., 9.25%, 2016 (n)                                                                      1,665,000           1,839,825
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Intelsat Ltd., 11.25%, 2016 (n)                                                                       250,000             283,125
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Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                    340,000             365,500
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Lamar Media Corp., 7.25%, 2013                                                                        675,000             685,125
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News America Holdings, 7.7%, 2025                                                                   1,140,000           1,332,033
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News America, Inc., 6.2%, 2034                                                                        542,000             544,656
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                                                                                                                     $  8,773,783
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BROKERAGE & ASSET MANAGERS - 0.5%
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Goldman Sachs Group, Inc., 5.625%, 2017                                                          $  2,668,000        $  2,670,895
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BUILDING - 0.1%
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Masonite Corp., 11%, 2015 (z)                                                                    $    252,000        $    251,370
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NTK Holdings, Inc., 8.5%, 2014                                                                        405,000             412,088
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                                                                                                                     $    663,458
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BUSINESS SERVICES - 0.7%
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Iron Mountain, Inc., 7.75%, 2015                                                                 $    175,000        $    178,938
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SunGard Data Systems, Inc., 10.25%, 2015                                                              485,000             527,438
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Xerox Corp., 7.625%, 2013                                                                             780,000             846,437
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Xerox Corp., 6.4%, 2016                                                                             2,000,000           2,073,844
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                                                                                                                     $  3,626,657
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CABLE TV - 0.9%
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CCH II Holdings LLC, 10.25%, 2010                                                                $    380,000        $    399,950
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CCO Holdings LLC, 8.75%, 2013                                                                         480,000             499,200
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CSC Holdings, Inc., 8.125%, 2009                                                                      925,000             957,375
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Mediacom LLC, 9.5%, 2013                                                                              280,000             287,700
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Rogers Cable, Inc., 5.5%, 2014                                                                      1,025,000           1,001,938
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TCI Communications, Inc., 9.8%, 2012                                                                1,169,000           1,391,700
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                                                                                                                     $  4,537,863
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CHEMICALS - 1.1%
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BCP Crystal Holdings Corp., 9.625%, 2014                                                         $    204,000        $    226,695
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Equistar Chemicals LP, 10.125%, 2008                                                                  375,000             396,563
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Lyondell Chemical Co., 11.125%, 2012                                                                  615,000             658,050
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Momentive Performance Materials, Inc., 11.5%, 2016 (n)                                                475,000             494,000
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Mosaic Co., 7.625%, 2016 (n)                                                                        1,725,000           1,798,313
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Nalco Co., 8.875%, 2013                                                                                45,000              47,925
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Yara International A.S.A., 5.25%, 2014 (n)                                                          2,000,000           1,949,780
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                                                                                                                     $  5,571,326
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COMPUTER SOFTWARE - 0.2%
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Seagate Technology HDD Holdings, 6.375%, 2011                                                    $    370,000        $    371,850
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Seagate Technology HDD Holdings, 6.8%, 2016                                                           830,000             836,225
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                                                                                                                     $  1,208,075
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CONGLOMERATES - 0.2%
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Kennametal, Inc., 7.2%, 2012                                                                     $  1,140,000        $  1,205,860
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CONSTRUCTION - 0.1%
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Beazer Homes USA, Inc., 6.875%, 2015                                                             $    485,000        $    465,600
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CONSUMER GOODS & SERVICES - 0.8%
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Church & Dwight Co., Inc., 6%, 2012                                                              $    460,000        $    449,650
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Corrections Corp. of America, 6.25%, 2013                                                             200,000             199,500
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Fortune Brands, Inc., 5.125%, 2011                                                                  1,150,000           1,140,703
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Jarden Corp., 7.5%, 2017                                                                              415,000             420,706
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Service Corp. International, 7%, 2017                                                               1,540,000           1,555,400
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Service Corp. International, 7.625%, 2018                                                             120,000             127,500
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Visant Holding Corp., 8.75%, 2013                                                                     465,000             496,388
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                                                                                                                     $  4,389,847
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CONTAINERS - 0.7%
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Ball Corp., 6.625%, 2018                                                                         $    475,000        $    475,000
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Berry Plastics Holding Corp., 8.875%, 2014                                                            355,000             367,425
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Crown Americas LLC, 7.75%, 2015                                                                       565,000             590,425
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Greif, Inc., 6.75%, 2017 (n)                                                                        1,220,000           1,232,200
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Owens-Brockway Glass Container, Inc., 8.875%, 2009                                                    378,000             386,505
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Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                     865,000             906,088
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                                                                                                                     $  3,957,643
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DEFENSE ELECTRONICS - 1.1%
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BAE Systems Holdings, Inc., 4.75%, 2010 (n)                                                      $    790,000        $    778,897
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BAE Systems Holdings, Inc., 5.2%, 2015 (n)                                                          2,000,000           1,973,092
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L-3 Communications Corp., 5.875%, 2015                                                              1,750,000           1,706,250
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L-3 Communications Corp., 6.375%, 2015                                                              1,500,000           1,492,500
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                                                                                                                     $  5,950,739
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ELECTRONICS - 0.1%
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NXP B.V./NXP Funding LLC, 7.875%, 2014 (n)                                                       $    300,000        $    309,750
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Sensata Technologies B.V., 8%, 2014 (n)                                                               165,000             165,825
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                                                                                                                     $    475,575
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EMERGING MARKET QUASI-SOVEREIGN - 1.6%
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Banco do Brasil S.A., 7.95%, 2049 (n)                                                            $    161,000        $    166,635
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Gazprom International S.A., 7.201%, 2020                                                            1,054,852           1,108,122
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Majapahit Holding B.V., 7.75%, 2016 (n)                                                               119,000             123,760
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Pemex Project Funding Master Trust, 8.625%, 2022                                                    1,218,000           1,520,064
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Pemex Project Funding Master Trust, 6.625%, 2035                                                    1,055,000           1,091,925
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Petronas Capital Ltd., 7.875%, 2022 (n)                                                               464,000             579,733
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Petronas Capital Ltd., 7.875%, 2022                                                                   844,000           1,054,515
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Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)                                         2,490,000           2,798,800
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                                                                                                                     $  8,443,554
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EMERGING MARKET SOVEREIGN - 3.0%
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Arab Republic of Egypt, 8.75%, 2011                                                              $    221,000        $    249,178
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Federative Republic of Brazil, 6%, 2017                                                             3,170,000           3,163,660
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Republic of Argentina, FRN, 11.9425%, 2008                                                    ARS   3,833,000           1,266,024
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Republic of Argentina, FRN, 5.59%, 2012                                                          $  2,053,500           1,944,254
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Republic of Bulgaria, 8.25%, 2015                                                                     600,000             713,460
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Republic of Colombia, FRN, 7.16%, 2015                                                              1,520,000           1,603,600
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Republic of Indonesia, 6.875%, 2017 (n)                                                               171,000             179,550
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Republic of Panama, 9.375%, 2029                                                                    1,121,000           1,496,535
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Republic of Philippines, 9.375%, 2017                                                                 449,000             548,341
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Republic of South Africa, 9.125%, 2009                                                                469,000             505,582
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Republic of Venezuela, 8.5%, 2014                                                                     995,000           1,096,988
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Republic of Venezuela, 7%, 2018                                                                       822,000             827,343
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United Mexican States, 5.625%, 2017                                                                 1,106,000           1,110,424
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United Mexican States, 6.75%, 2034                                                                  1,093,000           1,193,010
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                                                                                                                     $ 15,897,949
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ENERGY - INDEPENDENT - 0.6%
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Chaparral Energy, Inc., 8.875%, 2017 (n)                                                         $    380,000        $    387,600
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Chesapeake Energy Corp., 6.875%, 2016                                                               1,195,000           1,209,938
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Forest Oil Corp., 7.75%, 2014                                                                         550,000             558,250
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Hilcorp Energy, 7.75%, 2015 (n)                                                                       135,000             135,000
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Newfield Exploration Co., 6.625%, 2014                                                                655,000             650,088
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Quicksilver Resources, Inc., 7.125%, 2016                                                             510,000             499,800
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                                                                                                                     $  3,440,676
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ENERGY - INTEGRATED - 0.2%
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TNK-BP Finance S.A., 7.5%, 2016 (n)                                                              $  1,211,000        $  1,280,633
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ENTERTAINMENT - 0.5%
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AMC Entertainment, Inc., 9.5%, 2011                                                              $    309,000        $    309,000
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AMC Entertainment, Inc., 11%, 2016                                                                    200,000             227,250
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Turner Broadcasting System, Inc., 8.375%, 2013                                                      1,784,000           2,048,203
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                                                                                                                     $  2,584,453
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FINANCIAL INSTITUTIONS - 1.7%
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Countrywide Financial Corp., 6.25%, 2016                                                         $  1,250,000        $  1,272,214
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General Motors Acceptance Corp., 5.85%, 2009                                                        1,842,000           1,827,284
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General Motors Acceptance Corp., 6.875%, 2011                                                       1,875,000           1,897,506
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General Motors Acceptance Corp., 6.75%, 2014                                                        1,397,000           1,393,259
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GMAC LLC, 6.125%, 2008                                                                                234,000             233,321
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HSBC Finance Corp., 5.5%, 2016                                                                      1,481,000           1,496,411
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Residential Capital LLC, 6.875%, 2015                                                               1,010,000           1,041,108
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                                                                                                                     $  9,161,103
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FOOD & BEVERAGES - 0.5%
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ARAMARK Corp., 8.5%, 2015 (n)                                                                    $    350,000        $    363,563
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B&G Foods Holding Corp., 8%, 2011                                                                     170,000             171,700
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Dole Foods Co., Inc., 8.875%, 2011                                                                    375,000             373,125
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Michael Foods, Inc., 8%, 2013                                                                         225,000             230,063
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Tyson Foods, Inc., 6.6%, 2016                                                                       1,520,000           1,577,000
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                                                                                                                     $  2,715,451
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FOREST & PAPER PRODUCTS - 0.6%
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Buckeye Technologies, Inc., 8.5%, 2013                                                           $    460,000        $    487,600
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MDP Acquisitions PLC, 9.625%, 2012                                                                    310,000             328,988
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Norske Skog Canada Ltd., 7.375%, 2014                                                                 695,000             688,050
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Stora Enso Oyj, 6.404%, 2016 (n)                                                                    1,560,000           1,622,256
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Verso Paper Holdings LLC, 9.125%, 2014 (n)                                                            160,000             168,800
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                                                                                                                     $  3,295,694
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GAMING & LODGING - 1.7%
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Caesars Entertainment, Inc., 8.125%, 2011                                                        $    730,000        $    772,888
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Great Canadian Gaming Corp., 7.25%, 2015 (z)                                                          325,000             329,875
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Harrah's Entertainment, Inc., 5.75%, 2017                                                             850,000             709,750
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Host Marriott LP, 6.75%, 2016                                                                       1,000,000           1,005,000
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Mandalay Resort Group, 9.375%, 2010                                                                   450,000             480,375
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MGM Mirage, Inc., 8.375%, 2011                                                                      1,155,000           1,212,750
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MGM Mirage, Inc., 6.75%, 2013                                                                         230,000             227,125
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Scientific Games Corp., 6.25%, 2012                                                                   380,000             375,250
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Station Casinos, Inc., 6.5%, 2014                                                                     660,000             612,150
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Wimar Opco LLC, 9.625%, 2014 (n)                                                                    2,085,000           2,098,031
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Wyndham Worldwide Corp., 6%, 2016 (n)                                                                 270,000             272,549
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Wynn Las Vegas LLC, 6.625%, 2014                                                                    1,140,000           1,128,600
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                                                                                                                     $  9,224,343
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INDUSTRIAL - 0.3%
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American Railcar Industries, Inc., 7.5%, 2014 (z)                                                $     25,000        $     25,438
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Amsted Industries, Inc., 10.25%, 2011 (z)                                                           1,225,000           1,312,281
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JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                     310,000             325,113
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                                                                                                                     $  1,662,832
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INSURANCE - PROPERTY & CASUALTY - 0.6%
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AXIS Capital Holdings Ltd., 5.75%, 2014                                                          $  1,689,000        $  1,696,991
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Fund American Cos., Inc., 5.875%, 2013                                                              1,351,000           1,363,404
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                                                                                                                     $  3,060,395
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INTERNATIONAL MARKET QUASI-SOVEREIGN - 5.7%
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Canada Housing Trust, 4.6%, 2011                                                              CAD     654,000        $    571,433
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Development Bank of Japan, 1.75%, 2010                                                        JPY 307,000,000           2,658,963
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Development Bank of Japan, 1.4%, 2012                                                         JPY 462,000,000           3,926,656
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Development Bank of Japan, 1.05%, 2023                                                        JPY 716,000,000           5,215,146
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Development Bank of Japan, 2.3%, 2026                                                         JPY  90,000,000             781,216
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Japan Finance Corp. for Municipal Enterprises, 1.55%, 2012                                    JPY 463,000,000           3,970,836
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Japan Finance Corp. for Municipal Enterprises, 2%, 2016                                       JPY 850,000,000           7,408,864
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KfW Bankengruppe, 1.35%, 2014                                                                 JPY 680,000,000           5,727,677
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 30,260,791
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INTERNATIONAL MARKET SOVEREIGN - 13.2%
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Commonwealth of Australia, 6.5%, 2013                                                         AUD   4,305,000        $  3,514,237
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Commonwealth of Australia, 6%, 2017                                                           AUD     919,000             740,872
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Federal Republic of Germany, 5.25%, 2010                                                      EUR   3,351,000           4,617,180
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Federal Republic of Germany, 3.75%, 2015                                                      EUR   1,686,000           2,201,263
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Federal Republic of Germany, 6.25%, 2030                                                      EUR   2,593,000           4,496,065
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Government of Canada, 5.5%, 2009                                                              CAD   2,609,000           2,304,752
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Government of Canada, 4.5%, 2015                                                              CAD     522,000             461,239
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Government of Canada, 8%, 2023                                                                CAD     374,000             465,033
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Government of Canada, 5.75%, 2033                                                             CAD     767,000             828,996
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Kingdom of Denmark, 4%, 2015                                                                  DKK   6,915,000           1,234,007
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Kingdom of Netherlands, 3.75%, 2009                                                           EUR   6,183,000           8,149,393
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Kingdom of Netherlands, 3.75%, 2014                                                           EUR   1,787,000           2,335,069
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Kingdom of Netherlands, 4%, 2016                                                              EUR   1,321,000           1,749,288
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Kingdom of Spain, 5.35%, 2011                                                                 EUR   4,570,000           6,407,429
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Republic of Austria, 4.65%, 2018                                                              EUR   4,347,000           6,063,366
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Republic of France, 4.75%, 2012                                                               EUR   1,281,000           1,764,299
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Republic of France, 5%, 2016                                                                  EUR   2,150,000           3,069,250
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 6%, 2025                                                                  EUR     874,000           1,437,500
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Republic of France, 4.75%, 2035                                                               EUR   3,517,000           5,119,463
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Republic of Ireland, 3.25%, 2009                                                              EUR   2,640,000           3,446,888
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Republic of Ireland, 4.6%, 2016                                                               EUR   3,420,000           4,739,717
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United Kingdom Treasury, 8%, 2015                                                             GBP     486,000           1,165,750
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United Kingdom Treasury, 8%, 2021                                                             GBP     534,000           1,407,046
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United Kingdom Treasury, 4.25%, 2036                                                          GBP   1,346,000           2,641,680
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 70,359,782
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MACHINERY & TOOLS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                                                          $    470,000        $    488,800
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Case New Holland, Inc., 6%, 2009                                                                      550,000             552,063
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                                   160,000             168,800
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Case New Holland, Inc., 7.125%, 2014                                                                  380,000             393,300
---------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                                                      331,000             352,515
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,955,478
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MAJOR BANKS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                                                     $  1,667,000        $  1,621,258
---------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (n)                                            1,330,000           1,368,517
---------------------------------------------------------------------------------------------------------------------------------
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                            1,408,000           1,460,686
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,450,461
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc., 7.125%, 2015 (n)                                                              $    655,000        $    661,550
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 6.625%, 2013                                                                            170,000             169,575
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 7.25%, 2015                                                                             555,000             560,550
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 6.125%, 2015                                                 1,500,000           1,501,248
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                                630,000             658,350
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                               420,000             362,250
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 9.25%, 2016 (n)                                                                            780,000             835,575
---------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc., 6.875%, 2015                                                                          760,000             752,400
---------------------------------------------------------------------------------------------------------------------------------
Owens & Minor, Inc., 6.35%, 2016                                                                      970,000             984,649
---------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.25%, 2015                                                                 2,635,000           2,631,706
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,117,853
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75%, 2013                                                            $    630,000        $    618,975
---------------------------------------------------------------------------------------------------------------------------------
Chaparral Steel Co., 10%, 2013                                                                        515,000             575,513
---------------------------------------------------------------------------------------------------------------------------------
FMG Finance Ltd., 10.625%, 2016 (n)                                                                   700,000             805,000
---------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014                                                                   740,000             749,250
---------------------------------------------------------------------------------------------------------------------------------
Griffin Coal Mining Co., 9.5%, 2016 (z)                                                               190,000             200,925
---------------------------------------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                                                         1,300,000           1,348,750
---------------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75%, 2014                                                                       1,200,000           1,350,473
---------------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.875%, 2013                                                                       505,000             484,800
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                                    425,000             404,813
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., "B", 6.875%, 2013                                                               465,000             470,813
---------------------------------------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                                                         413,000             436,231
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,445,543
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 14.9%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.81%, 2013                                                                          $    572,959        $    540,807
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.1%, 2013                                                                                925,716             886,463
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.19%, 2013                                                                               787,045             756,274
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.845%, 2013                                                                              248,775             245,990
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.518%, 2014                                                                              894,866             871,580
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.6%, 2014                                                                                751,582             735,731
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.666%, 2014                                                                            1,310,212           1,286,598
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.77%, 2014                                                                               586,225             576,243
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.56%, 2015                                                                               315,079             306,878
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.665%, 2015                                                                              255,219             250,151
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.7%, 2015                                                                                243,530             239,181
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.74%, 2015                                                                               600,000             587,870
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.78%, 2015                                                                               703,956             694,328
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.815%, 2015                                                                              600,000             590,332
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.87%, 2015                                                                               514,332             510,248
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.89%, 2015                                                                               171,619             170,486
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                            1,914,810           1,905,923
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2037                                                                         7,687,083           7,787,439
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2019 - 2035                                                                      47,566,628          47,326,129
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.88%, 2020                                                                               551,648             546,359
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2032 - 2033                                                                       2,945,705           3,024,443
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2024                                                                                 362,602             361,905
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2034                                                                             7,260,596           7,221,743
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2034                                                                               1,977,865           2,002,617
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 79,425,718
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.25%, 2015                                                                $    470,000        $    477,050
---------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                                                    175,000             175,875
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    652,925
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125%, 2015                                                         $  1,080,000        $  1,115,100
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                    1,600,000           1,793,650
---------------------------------------------------------------------------------------------------------------------------------
Colorado Interstate Gas Co., 5.95%, 2015                                                              170,000             172,136
---------------------------------------------------------------------------------------------------------------------------------
El Paso Performance-Linked Trust, 7.75%, 2011 (n)                                                   1,060,000           1,126,250
---------------------------------------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                                                           311,000             310,979
---------------------------------------------------------------------------------------------------------------------------------
Spectra Energy Capital LLC, 8%, 2019                                                                1,350,000           1,556,460
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.75%, 2032                                                                    1,010,000           1,156,450
---------------------------------------------------------------------------------------------------------------------------------
Williams Partners LP, 7.25%, 2017 (n)                                                                 370,000             388,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,619,525
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                         $    815,000        $    906,688
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                                 405,000             448,538
---------------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                       305,000             328,638
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011                                                                             860,000             912,675
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012                                                                             450,000             497,250
---------------------------------------------------------------------------------------------------------------------------------
Telefonica Europe B.V., 7.75%, 2010                                                                 1,000,000           1,080,404
---------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                                2,542,000           2,686,236
---------------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 8.625%, 2016                                                                        495,000             542,025
---------------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 7%, 2019 (z)                                                                        180,000             180,675
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,583,129
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016                                                        $    295,000        $    288,363
---------------------------------------------------------------------------------------------------------------------------------
Compagnie Generale De Geophysique-Veritas, 7.75%, 2017                                                300,000             310,500
---------------------------------------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014                                                                  435,000             443,700
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,042,563
---------------------------------------------------------------------------------------------------------------------------------
OILS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                         $  3,550,000        $  3,674,197
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co., FRN, 7.2531%, 2011 (n)                              $  2,491,000        $  2,503,455
---------------------------------------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016 (n)                                                                       982,000           1,045,830
---------------------------------------------------------------------------------------------------------------------------------
Banco de Credito del Peru, FRN, 6.95%, 2021 (n)                                                       347,000             348,798
---------------------------------------------------------------------------------------------------------------------------------
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)                                                   1,400,000           1,484,000
---------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)                                       808,000             808,000
---------------------------------------------------------------------------------------------------------------------------------
Bosphorus Financial Services Ltd., FRN, 7.16%, 2012 (z)                                             1,500,000           1,520,699
---------------------------------------------------------------------------------------------------------------------------------
CenterCredit International B.V., 8.625%, 2014 (n)                                                   1,211,000           1,191,515
---------------------------------------------------------------------------------------------------------------------------------
DFS Funding Corp., FRN, 7.36%, 2010 (z)                                                             1,750,000           1,771,875
---------------------------------------------------------------------------------------------------------------------------------
HSBK Europe B.V., 7.75%, 2013 (n)                                                                     637,000             660,888
---------------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., FRN, 6.375%, 2022 (n)                                                                141,000             143,334
---------------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., FRN, 7.25%, 2049 (n)                                                                 200,000             210,904
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007 (n)                                                     367,000             369,202
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8%, 2015                                                              583,000             587,373
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                                   3,800,000           3,901,224
---------------------------------------------------------------------------------------------------------------------------------
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)                                                      655,000             656,258
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.125%, 2008 (n)                                                       682,000             684,387
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 7.5%, 2010 (n)                                                         176,000             169,180
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                       498,000             493,020
---------------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8.25%, 2037 (n)                                                               421,000             426,789
---------------------------------------------------------------------------------------------------------------------------------
Woori Bank, 6.125% to 2011, FRN to 2016 (n)                                                         1,490,000           1,531,099
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 20,507,830
---------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Alrosa Finance S.A., 8.875%, 2014                                                                $  2,880,000        $  3,303,648
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 10.25%, 2009                                                    $    375,000        $    358,125
---------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                                                      565,000             591,838
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                    1,527,000           1,662,521
---------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8%, 2016 (n)                                                                          2,530,000           2,599,575
---------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                                   360,000             333,000
---------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 8.875%, 2016                                                                  2,135,000           2,279,113
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,824,172
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                                   $  2,100,000        $  2,252,250
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, 6.25%, 2016                                                         $  1,422,000        $  1,489,919
---------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT, 5.783%, 2016                                                                710,000             727,548
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 5.875%, 2017                                                         1,260,000           1,307,702
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,525,169
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                    $    420,000        $    430,500
---------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                                    315,000             333,900
---------------------------------------------------------------------------------------------------------------------------------
Gap, Inc., 9.55%, 2008                                                                                940,000           1,004,477
---------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc., 5.4%, 2016                                                                        1,250,000           1,235,121
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,003,998
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012                                                                     $    220,000        $    233,750
---------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc., 8.25%, 2013                                                                  65,000              67,275
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    301,025
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc., 7.5%, 2014                                                                      $    315,000        $    327,461
---------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Central American Bank, 4.875%, 2012 (n)                                                          $  1,426,000        $  1,388,101
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                                                        $  1,500,000        $  1,994,886
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                        240,000             259,500
---------------------------------------------------------------------------------------------------------------------------------
Cingular Wireless LLC, 6.5%, 2011                                                                   1,700,000           1,799,331
---------------------------------------------------------------------------------------------------------------------------------
Excelcomindo Finance Co., 8%, 2009                                                                     98,000              99,960
---------------------------------------------------------------------------------------------------------------------------------
OJSC Vimpel Communications, 8.25%, 2016                                                             2,036,000           2,168,340
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                                                   550,000             564,438
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                                                     450,000             493,875
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,380,330
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Embarq Corp., 7.082%, 2016                                                                       $  1,740,000        $  1,799,266
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25%, 2012                                                             $    818,000        $    862,314
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.3%, 2015                                                                 1,300,000           1,369,706
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,232,020
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Peru Enhanced Pass-Through Trust, 0%, 2018 (z)                                                   $    250,000        $    162,500
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014                                                                        $    315,000        $    339,413
---------------------------------------------------------------------------------------------------------------------------------
Stena AB, 7%, 2016                                                                                    305,000             304,238
---------------------------------------------------------------------------------------------------------------------------------
Westinghouse Air Brake Technologies Corp., 6.875%, 2013                                               370,000             366,300
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,009,951
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                       $  7,061,529        $  6,789,890
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                          5,289,809           5,207,827
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.11%, 2025                                                          2,429,243           2,430,128
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,427,845
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 9.2%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 12%, 2013                                                                   $  4,500,000        $  4,958,789
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.625%, 2015                                                                  3,350,000           4,761,710
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023 (f)                                                                8,000,000           9,333,128
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                                     477,000             520,079
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.5%, 2036                                                                       158,000             153,235
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2014                                                                    2,500,000           2,453,125
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.125%, 2015                                                                   1,285,000           1,248,056
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 9.875%, 2015                                                                   5,025,000           6,924,686
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.5%, 2016                                                                     4,128,000           4,112,359
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2%, 2014                                                                11,093,450          10,967,784
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 1.625%, 2015                                                             3,810,785           3,655,080
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 49,088,031
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
AES Corp., 9.375%, 2010                                                                          $    425,000        $    461,125
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)                                                      370,000             405,150
---------------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.75%, 2016                                                                    765,000             810,900
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                  1,269,000           1,449,152
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                          1,273,000           1,392,411
---------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                              1,246,000           1,320,022
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                      1,699,000           1,785,285
---------------------------------------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                                                              1,500,000           1,609,209
---------------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil S.A., 7.875%, 2012 (n)                                                          461,000             474,830
---------------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil S.A., 8.8%, 2017 (n)                                                            754,000             789,815
---------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                                                   315,000             339,413
---------------------------------------------------------------------------------------------------------------------------------
Mirant North American LLC, 7.375%, 2013                                                               710,000             729,525
---------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014                                                                    1,435,000           1,426,413
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2016                                                                      2,630,000           2,682,600
---------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                                  200,000             211,000
---------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014 (n)                                                     2,029,752           1,988,568
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 5.55%, 2014                                                                                746,000             682,315
---------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                            1,220,000           1,271,419
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 19,829,152
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                        $518,666,796
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE LOANS - 0.5% (g)(r)
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., Term Loan B, 8.36%. 2013                                                              562,328        $    567,951
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., Term Loan B, 7.695%, 2013                                                       351,700             355,382
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    923,333
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., Incremental Term Loan, 2013 (o)                                                   337,818        $    339,475
---------------------------------------------------------------------------------------------------------------------------------
Mediacom Communications Corp., Term Loan A, 2012 (o)                                                  302,299             299,654
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    639,129
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., Term Loan B, 7.6138%, 2013                                                            $    311,002        $    314,561
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Term Loan A, 2012 (o)                                                86,865        $     87,452
---------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Term Loan, 2012 (o)                                                 165,514             166,596
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    254,048
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., Term Loan B, 7.32%, 2014                                                                640,422        $    645,625
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE LOANS                                                                                          $  2,776,696
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc. (a)                                                             3,683        $          0
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                                $          0
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Yorktown Capital LLC, 5.32%, due 3/01/07 (t)(y)                                                  $ 10,481,000        $ 10,481,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $531,924,492
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.1%                                                                                     325,370
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $532,249,862
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the trust receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of February 28, 2007, the trust held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $503,896,626 and 94.73% of market value. An independent pricing service provided an evaluated bid for
    92.97% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $60,031,131, representing 11.3% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of
    1933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The trust holds the following restricted securities:

                                                      ACQUISITION       ACQUISITION       CURRENT          TOTAL % OF
    RESTRICTED SECURITIES                                DATE              COST         MARKET VALUE       NET ASSETS
  -------------------------------------------------------------------------------------------------------------------
  American Railcar Industries, Inc., 7.5%, 2014         2/23/07         $   25,000       $   25,438
  Amsted Industries, Inc., 10.25%, 2011             8/08/03-12/04/06     1,299,063        1,312,281
  Bayview Financial Revolving Mortgage Loan
  Trust, FRN, 6.12%, 2040                               3/01/06          1,160,000        1,159,996
  Bosphorus Financial Services Ltd., FRN,
  7.16%, 2012                                           3/08/05          1,500,000        1,520,699
  DFS Funding Corp., FRN, 7.36%, 2010                   6/24/05          1,750,000        1,771,875
  Great Canadian Gaming Corp., 7.25%, 2015          2/07/07-2/26/07        327,913          329,875
  Griffin Coal Mining Co., 9.5%, 2016                  11/10/06            190,000          200,925
  Masonite Corp., 11%, 2015                         12/05/06-1/05/07       236,701          251,370
  Peru Enhanced Pass-Through Trust, 0%, 2018           12/14/06            160,025          162,500
  Spirit Master Funding LLC, 5.05%, 2023                7/15/05          1,861,036        1,774,463
  Windstream Corp., 7%, 2019                            2/12/07            180,000          180,675
  -------------------------------------------------------------------------------------------------------------------
  Total Restricted Securities                                                            $8,690,097           1.6%
                                                                                        =============================

The following abbreviations are used in this report and are defined:
CDO     Collateralized Debt Obligation
FRN     Floating Rate Note.  Interest rate resets periodically and may not be the rate reported at period end.
REIT    Real Estate Investment Trust
TIPS    Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

        ARS     Argentine Peso
        AUD     Australian Dollar
        CAD     Canadian Dollar
        CNY     Chinese Yuan Renminbi
        DKK     Danish Krone
        EUR     Euro
        GBP     British Pound
        JPY     Japanese Yen
        MXN     Mexican Peso
        NOK     Norwegian Krone
        NZD     New Zealand Dollar
        SEK     Swedish Krona

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CHARTER INCOME TRUST
SUPPLEMENTAL SCHEDULES (UNAUDITED) 02/28/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $532,352,202
                                                              ============
Gross unrealized appreciation                                 $  7,414,572
Gross unrealized depreciation                                   (7,842,282)
                                                              ------------
      Net unrealized appreciation (depreciation)              $   (427,710)
                                                              ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL NSTRUMENTS

DERIVATIVES

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.

                                                                                             NET UNREALIZED
      CONTRACTS TO                                                          CONTRACTS         APPRECIATION
     DELIVER/RECEIVE             SETTLEMENT DATE      IN EXCHANGE FOR       AT VALUE         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
SALES
AUD              8,762,326           4/05/07           $  6,776,273           6,896,870      $   (120,597)
CAD              7,222,071       3/26/07-4/02/07          6,138,143           6,180,015           (41,872)
DKK              7,825,347           4/16/07              1,363,966           1,391,873           (27,907)
EUR             56,622,281           3/26/07             73,566,520          74,997,706        (1,431,187)
GBP              5,820,703           4/23/07             11,372,955          11,427,910           (54,955)
JPY          2,017,201,320           3/16/07             16,807,815          17,081,972          (274,157)
NOK             16,574,774           3/05/07              2,674,264           2,703,554           (29,290)
NZD              1,816,466           4/16/07              1,274,814           1,270,614             4,200
SEK                 23,108           3/23/07                  3,271               3,304               (33)
                                                       ------------        ------------      ------------
                                                       $119,978,021        $121,953,818      $ (1,975,798)
                                                       ============        ============      ============

PURCHASES
AUD              3,409,948           4/05/07           $  2,670,773           2,683,987      $     13,214
CAD              1,851,134           4/02/07              1,566,157           1,584,109            17,952
CNY             42,072,400           3/09/07              5,456,861           5,441,891           (14,970)
EUR             15,499,890           3/26/07             20,327,440          20,530,013           202,573
GBP              3,188,559           4/23/07              6,254,359           6,260,166             5,807
MXN             15,003,236           3/07/07              1,361,974           1,342,022           (19,952)
NOK             24,729,309       3/05/07-4/17/07          4,001,588           4,035,601            34,013
NZD              1,816,466           4/16/07              1,240,647           1,270,614            29,967
                                                       ------------        ------------      ------------
                                                       $ 42,879,799        $ 43,148,403      $    268,604
                                                       ============        ============      ============

At February 28, 2007, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $211,347 with Merrill Lynch International.

FUTURES CONTRACTS OUTSTANDING AT 02/28/07

                                                                                              UNREALIZED
                                                                            EXPIRATION       APPRECIATION
DESCRIPTION                         CONTRACTS              VALUE               DATE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Long)               50              $ 5,646,875           Jun-07          $ (21,269)
U.S. Treasury Note 10 year (Short)     175               19,003,906           Jun-07            (93,581)
----------------------------------------------------------------------------------------------------------
                                                                                              $(114,850)
                                                                                              =========
SWAP AGREEMENTS AT 02/28/07
                                                                                                          UNREALIZED
                        NOTIONAL                             CASH FLOWS              CASH FLOWS          APPRECIATION
EXPIRATION               AMOUNT       COUNTERPARTY           TO RECEIVE                TO PAY            (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
   3/20/17    USD       1,350,000     JPMorgan           0.49% (fixed rate)             (1)                $ (7,506)

   3/20/11    USD       2,500,000     Merrill Lynch             (2)              0.43% (fixed rate)         (21,694)
                                      International

   3/20/17    USD       1,350,000     JPMorgan                  (3)              0.38% (fixed rate)          (6,675)

   3/20/17    USD       1,350,000     Merrill Lynch             (4)              0.37% (fixed rate)          (3,460)
                                      International
                                                                                                           --------
                                                                                                           $(39,335)
                                                                                                           ========

(1) Trust to pay notional amount upon a defined credit default event by Burlington Northern Santa Fe Corp., 6.75%,
    7/15/11.
(2) Trust to receive notional amount upon a defined credit default event by New York Times Co., 4.61%, 9/26/12.
(3) Trust to receive notional amount upon a defined credit default event by PPG Industries, Inc., 7.05%, 8/15/09.
(4) Trust to receive notional amount upon a defined credit default event by Rohm and Haas Co., 7.80%, 7/15/29.

At February 28, 2007, the trust had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of February 28, 2007, are as follows:


United States            66.0%
------------------------------
Japan                     4.9%
------------------------------
Germany                   3.4%
------------------------------
France                    2.6%
------------------------------
Netherlands               2.4%
------------------------------
Russia                    2.2%
------------------------------
Canada                    1.9%
------------------------------
Mexico                    1.8%
------------------------------
Ireland                   1.7%
------------------------------
Other Countries          13.1%
------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                                  Maria F. Dwyer, President

Date: April 16, 2007
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: April 16, 2007
      --------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2007
      --------------


* Print name and title of each signing officer under his or her signature.